Financial instruments classification	12 Months Ended
Dec. 31, 2019
Financial instruments classification
Financial instruments classification

23.   Financial instruments classification

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

	December 31, 2019				December 31, 2018
			At fair value				At fair value
		At fair value	through profit		Amortized	At fair value	through profit
	Amortized cost	through OCI	or loss	Total	cost	through OCI	or loss	Total
Financial assets
Current
Cash and cash equivalents	7,350	—	—	7,350	5,784	—	—	5,784
Short-term investments	—	—	826	826	—	—	32	32
Derivative financial instruments	—	—	288	288	—	—	39	39
Accounts receivable	2,452	—	77	2,529	2,756	—	(108)	2,648
Related parties	319	—	—	319	364	—	—	364
	10,121	—	1,191	11,312	8,904	—	(37)	8,867
Non-current
Judicial deposits	3,159	—	—	3,159	1,716	—	—	1,716
Bank accounts restricted	125	—	—	125	—	—	—	—
Derivative financial instruments	—	—	184	184	—	—	392	392
Investments in equity securities	—	726	—	726	—	987	—	987
Loans	87	—	—	87	153	—	—	153
Related parties	1,600	—	—	1,600	1,612	—	—	1,612
	4,971	726	184	5,881	3,481	987	392	4,860
Total of financial assets	15,092	726	1,375	17,193	12,385	987	355	13,727
Financial liabilities
Current
Suppliers and contractors	4,107	—	—	4,107	3,512	—	—	3,512
Leases	225	—	—	225	—	—	—	—
Derivative financial instruments	—	—	94	94	—	—	470	470
Loans and borrowings	1,214	—	—	1,214	1,003	—	—	1,003
Interest on capital	1,571	—	—	1,571	—	—	—	—
Related parties	980	—	—	980	1,134	—	—	1,134
	8,097	—	94	8,191	5,649	—	470	6,119
Non-current
Leases	1,566	—	—	1,566	—	—	—	—
Derivative financial instruments	—	—	307	307	—	—	344	344
Loans and borrowings	11,842	—	—	11,842	14,463	—	—	14,463
Related parties	956	—	—	956	960	—	—	960
Participative stockholders' debentures	—	—	2,584	2,584	—	—	1,407	1,407
Financial guarantees	—	—	525	525	—	—	166	166
	14,364	—	3,416	17,780	15,423	—	1,917	17,340
Total of financial liabilities	22,461	—	3,510	25,971	21,072	—	2,387	23,459

The classification of financial assets and liabilities by currencies are as follows:

	December 31, 2019
	R$	US$	CAD	EUR	Other currencies	Total
Financial assets
Current
Cash and cash equivalents	2,822	4,361	41	11	115	7,350
Short-term investments	826	—	—	—	—	826
Derivative financial instruments	111	177	—	—	—	288
Accounts receivable	389	2,121	5	—	14	2,529
Related parties	—	319	—	—	—	319
	4,148	6,978	46	11	129	11,312
Non-current
Judicial deposits	3,159	—	—	—	—	3,159
Bank accounts restricted	125	—	—	—	—	125
Derivative financial instruments	147	37	—	—	—	184
Investments in equity securities	—	726	—	—	—	726
Loans	4	83	—	—	—	87
Related parties	—	1,600	—	—	—	1,600
	3,435	2,446	—	—	—	5,881
Total of financial assets	7,583	9,424	46	11	129	17,193
Financial liabilities
Current
Suppliers and contractors	2,317	989	524	177	100	4,107
Leases	86	110	16	—	13	225
Derivative financial instruments	69	25	—	—	—	94
Loans and borrowings	734	429	16	35	—	1,214
Interest on capital	1,571	—	—	—	—	1,571
Related parties	569	411	—	—	—	980
	5,346	1,964	556	212	113	8,191
Non-current
Leases	329	1,136	89	—	12	1,566
Derivative financial instruments	241	66	—	—	—	307
Loans and borrowings	1,727	8,941	106	1,068	—	11,842
Related parties	—	956	—	—	—	956
Participative stockholders' debentures	2,584	—	—	—	—	2,584
Financial guarantees	525	—	—	—	—	525
	5,406	11,099	195	1,068	12	17,780
Total of financial liabilities	10,752	13,063	751	1,280	125	25,971

	December 31, 2018

	R$	US$	CAD	EUR	Other currencies	Total
Financial assets
Current
Cash and cash equivalents	2,765	2,883	23	12	101	5,784
Short-term investments	1	31	—	—	—	32
Derivative financial instruments	30	9	—	—	—	39
Accounts receivable	447	2,197	4	—	—	2,648
Related parties	-	364	—	—	—	364
	3,243	5,484	27	12	101	8,867
Non-current
Judicial deposits	1,716	—	—	—	—	1,716
Derivative financial instruments	380	12	—	—	—	392
Investments in equity securities	—	987	—	—	—	987
Loans	5	148	—	—	—	153
Related parties	—	1,612	—	—	—	1,612
	2,101	2,759	—	—	—	4,860
Total of financial assets	5,344	8,243	27	12	101	13,727

Financial liabilities
Current
Suppliers and contractors	1,791	1,182	292	141	106	3,512
Derivative financial instruments	389	81	—	—	—	470
Loans and borrowings	532	410	25	36	—	1,003
Related parties	769	365	—	—	—	1,134
	3,481	2,038	317	177	106	6,119
Non-current
Derivative financial instruments	321	23	—	—	—	344
Loans and borrowings	2,948	10,300	127	1,088	—	14,463
Related parties	65	895	—	—	—	960
Participative stockholders' debentures	1,407	—	—	—	—	1,407
Financial guarantees	166	—	—	—	—	166
	4,907	11,218	127	1,088	—	17,340
Total of financial liabilities	8,388	13,256	444	1,265	106	23,459

Accounting policy

The Company classifies financial instruments based on its business model for managing the assets and the contractual cash flow characteristics of those assets. The business model test determines the classification based on the business purpose for holding the asset and whether the contractual cash flows represent only payments of principal and interest.

Financial instruments are measured at fair value through profit or loss (“FVTPL”) unless certain conditions are met that permit measurement at fair value through other comprehensive income (“FVOCI”) or amortized cost. Gains and losses recorded in other comprehensive income for debt instruments are recognized in profit or loss only on disposal.

Investments in equity instruments are measured at FVTPL unless they are eligible to be measured at FVOCI, whose gains and losses are never recycled to profit or loss. Information about the Company’s exposure to credit risk is set out in note 33.

All financial liabilities are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method.Excepts for Participative stockholders' debentures and Derivative financial instruments that are measured at fair value through profit or loss.